Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of subsidiaries
Name of subsidiary	Principal activity	Place of incorporation and operation	Proportion of ownership interest and voting power held by the Group
			2023	2022
Moboom USA Inc	Dormant	USA	100%	100%